Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Stock-based Compensation
Stock-based compensation expense					$ 304	$ 134	$ 125
Weighted-average information and assumptions used in the option-pricing model for employee stock based compensation
Expected term					6 years 3 months	6 years 3 months	6 years 3 months
Volatility (as a percent)					60.00%	58.00%
Volatility, low end of range (as a percent)							57.00%
Volatility, high end of range (as a percent)							59.00%
Expected dividend yield (as a percent)					0.00%	0.00%	0.00%
Risk-free interest rates (as a percent)					1.35%	1.92%
Risk-free interest rates, low end of range (as a percent)							2.60%
Risk-free interest rates, high end of range (as a percent)							2.70%
Number of variables used in the computation of fair value of stock options					6
Forfeiture rate (as a percent)					3.70%	2.80%	2.40%
Comprehensive Income (Loss)
Net loss	(17,530)	(9,424)	(48,363)	(32,021)	(42,476)	(14,630)	(15,089)
Unrealized (loss) gain on marketable securities			(2)		8	(18)	(232)
Total comprehensive loss	(17,537)	(9,424)	(48,365)	(32,018)	(42,468)	(14,648)	(15,321)
Employee
Stock-based Compensation
Stock-based compensation expense					$ 170	$ 100	$ 100